Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of Yen Ten Million or more and Balances of those Deposits Issued by Foreign Offices in Amounts of United States One Hundred Thousand Dollars or more (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2015	Mar. 31, 2014
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 28,852,723	¥ 26,469,338
Foreign deposit in amounts of USD 100,000 or more	18,631,893	14,193,833
Time deposits
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	19,841,134	18,351,826
Foreign deposit in amounts of USD 100,000 or more	11,948,577	9,555,568
Certificates of deposit
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	9,011,589	8,117,512
Foreign deposit in amounts of USD 100,000 or more	¥ 6,683,316	¥ 4,638,265